Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Borrowings [Abstract]
Summary of Carrying Amount of Term Loan and PPP Loan and the Movements

Below is the carrying amount of the Group’s term loan and PPP loan and the movements during the years ended December 31, 2021 and 2020:

	YEAR ENDED DECEMBER 31,
	2021	2020
As at January 1, at fair value	5,960	—
Term loan received, net	—	5,934
PPP loan received	—	180
Offset of PPP loan	—	(180)
Interest accrued (Note 20)	480	26
Amortization of issuance costs	34	—
Interest paid	(509)	—
Translation differences	(21)	—
As at December 31, at fair value	5,944	5,960

Summary of Non-current and Current Borrowings	As of December 31, 2021 and 2020, the non-current and current borrowings are as follows:

	AS AT DECEMBER 31,
	2021	2020
Non-current	—	5,937
Current	5,944	23
Total	5,944	5,960

Summary of Outstanding Borrowings	As of December 31, 2021 and 2020, the total outstanding borrowings are as follows:

	AS AT DECEMBER 31,
	2021	2020
Term loan	5,944	5,960

Summary of Carrying Amount of Borrowings Excluding Term Loan and PPP Loan and the Movements

Below is the carrying amount of the Group’s borrowings, excluding the term loan and PPP loan, and the movements during the years ended December 31, 2020 and 2019:

	YEAR ENDED DECEMBER 31,
	2020	2019
As at January 1, at fair value	18,611	23,050
Senior secured bonds sold, at cash	—	560
Interest paid	(1,656)	(2,246)
Interest accrued (Note 20)	1,495	2,008
Fair value movements	(1,417)	94
Redemptions related to convertible promissory notes	—	(4,480)
Repurchases and redemptions of senior secured bonds	(17,352)	—
Translation differences	319	(375)
As at December 31, at fair value	—	18,611